Related party transactions (Details 1) - USD ($) $ in Thousands				9 Months Ended	12 Months Ended
		Jun. 03, 2016	[1]	Sep. 30, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees		$ 189		$ 189
Equity: Total				3,334	$ 6,596
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees	[1]			189	0
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Equity: Total	[2]			$ 3,145	$ 6,596

[1]	Board of Directors’ fees: Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units.
[2]	Cash contribution from Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership which were recorded as contributions to equity.